TCW/DW TERM TRUST 2002
LETTER TO THE SHAREHOLDERS March 31, 1997
Two World Trade Center, New York, New York, 10048

DEAR SHAREHOLDER:

For the six months ended March 31, 1997, the net asset value of TCW/DW Term Trust 2002 increased from $9.18 to $9.19 per share. Based on this change, and assuming reinvestment of dividends and distributions totaling approximately $0.37 per share, the Trust's total return for the period from October 1, 1996 through March 31, 1997 was 4.62 percent. Over the same period, the market price of the Trust's shares on the New York Stock Exchange (NYSE) increased from $8.125 to $8.50 per share. Based on this change, and assuming reinvestment of dividends, the Trust's total return for the six-month period was 9.33 percent. This strong investment performance is largely attributable to the narrowing of the Trust's market price discount to net asset value from 11 percent to 8 percent.

In February, the Trust raised its monthly dividend from $0.052 to $0.055 per share to reflect an increase in the Trust's portfolio earnings. This earnings increase is largely attributable to the decline in short-term interest rates over the past 18 months.

THE MARKET

In response to continuing signs of economic growth, the financial markets saw a modest sell off of securities over the past six months. Unemployment claims moved lower, there was a strong gain in manufacturing activity and reports of higher retail sales indicate that consumer spending is fueling further expansion. These strong economic data prompted the Federal Reserve Board to tighten monetary policy by 25 basis points (0.25 percentage points) on March 25, 1997.

According to the Trust's investment adviser, TCW Funds Management, Inc.
(TCW), the recent rise in long-term interest rates reduced home mortgage prepayment risk, which helped the mortgage-backed sector's recent performance. The issuance of new collateralized mortgage obligations (CMOs) is currently at a fraction of the volume generated in previous years, lending support to mortgage yield spreads.

TCW/DW TERM TRUST 2002
LETTER TO THE SHAREHOLDERS, continued

THE PORTFOLIO

Approximately 66 percent of the Trust's assets is invested in AAA-rated mortgage pass-through securities or CMOs. An additional 20 percent is invested in inverse floating rate CMOs issued by U.S. government agencies. Inverse floaters have coupons that reset by a multiple in a direction opposite that of a specified index. The remaining 14 percent is invested in AAA-rated municipal bonds and short-term investments. The municipal bond holdings play an important role as the Trust seeks to achieve its objective of returning the original $10 offering price to shareholders at maturity. On March 31, 1997, the Trust's degree of leverage (the ratio of debt to assets) was 29 percent of total assets.

LOOKING AHEAD

TCW remains generally positive regarding the mortgage-backed sector's long-term prospects. Although overall economic activity is still robust, real interest rates remain at historically high levels. (In the past, periods of strong bond market performance have correlated with high real rates of interest). The Trust's net asset and NYSE market values will continue to fluctuate as both respond to changes in market conditions and interest rates. Many analysts feel that a benign inflationary environment should temper the severity of any future central bank actions.

We would like to remind you that the Trustees have approved a procedure whereby the Trust may attempt, when appropriate, to reduce or eliminate a market value discount from net asset value by repurchasing shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the period under review, the Trust purchased 1,690,200 shares of common stock at a weighted average market discount of 10.41 percent.

We appreciate your support of TCW/DW Term Trust 2002 and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW TERM TRUST 2002
RESULTS OF ANNUAL MEETING (unaudited)

                                    * * *

On December 27, 1996, an annual meeting of the Trust's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:

(1) Election of Trustees:

 John C. Argue
   For.................  33,965,434
   Withheld ...........     929,015
Charles A. Fiumefreddo
   For.................  33,962,526
   Withheld ...........     931,923
Michael E. Nugent
   For.................  33,962,002
   Withheld ...........     932,447

The following Trustees were not standing for reelection at this meeting:
Richard M. DeMartini, John R. Haire, Dr. Manuel H. Johnson, Thomas E. Larkin, Jr., John L. Schroeder and Marc I. Stern.

(2) Continuance of the Currently Effective Investment Advisory Agreement between the Trust and TCW Funds Management, Inc.:

   For ................  31,295,070
   Against ............   2,114,341
   Abstain ............   1,485,038

(3) Ratification of Price Waterhouse LLP as Independent Accountants:

   For ................  32,878,131
   Against ............   1,128,615
   Abstain ............     887,703

In addition, a shareholder proposal to amend the Trust's Declaration of Trust to require each Trustee, within 30 days of election, to become a shareholder of the Trust failed to obtain the necessary quorum of a majority of shares outstanding and entitled to vote at the meeting. Although no quorum was obtained, the following represents the total of the shares whose votes returned to the Trust prior to the meeting.

                                              PERCENTAGE OF
   VOTE               NO. OF SHARES         OUTSTANDING SHARES
---------             -------------         ------------------
For                      5,922,134            12.91%
Against                 13,548,417            29.54%
Abstain                  1,626,592             3.55%

TCW/DW TERM TRUST 2002
PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                     COUPON   MATURITY
 THOUSANDS                                                                      RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (118.8%)
            U.S. GOVERNMENT AGENCIES (61.3%)  ...............................
$   727     Federal Home Loan Mortgage Corp. 1385 SB ........................  10.567+% 10/15/07   $    705,998
  3,063     Federal Home Loan Mortgage Corp. 1389 SB ........................  10.027+  10/15/07      2,626,863
 30,000     Federal Home Loan Mortgage Corp. 1465 G (PAC) ++.................   7.00    12/15/07     29,277,918
 15,600     Federal Home Loan Mortgage Corp. 1481 H (PAC) ++.................   6.875   08/15/21     15,082,387
  4,482     Federal Home Loan Mortgage Corp. 1519 J .........................  11.853+  05/15/08      4,224,289
 16,447     Federal Home Loan Mortgage Corp. 1606 SC ........................   7.679+  11/15/08     12,062,610
 10,623     Federal Home Loan Mortgage Corp. 1609 LG (PAC) ..................   5.416+  11/15/23      7,813,413
 19,884     Federal Home Loan Mortgage Corp. 1611 QB (PAC) ..................   9.625+  11/15/23     16,653,075
 18,300     Federal Home Loan Mortgage Corp. 1633 B ++.......................   6.50    09/15/23     16,752,008
 18,500     Federal Home Loan Mortgage Corp. 1638 K (PAC) ++.................   6.50    03/15/23     17,127,145
  1,419     Federal National Mortgage Assoc. 1992-138 O .....................   7.50    07/25/22      1,394,476
 13,993     Federal National Mortgage Assoc. 1992-150 SV (PAC) ..............  11.701+  05/25/21     13,363,299
 15,703     Federal National Mortgage Assoc. 1992-208 C (TAC) ++.............   7.50    10/25/07     15,385,180
 16,248     Federal National Mortgage Assoc. 1992-214 K ++...................   7.50    12/25/22     15,639,917
  8,333     Federal National Mortgage Assoc. 1993-139 SP (PAC) ..............   7.77 +  12/25/21      6,350,750
 27,057     Federal National Mortgage Assoc. 1993-141 A ++...................   7.00    12/25/22     25,652,168
  9,843     Federal National Mortgage Assoc. 1993-179 SV ....................   4.053+  10/25/21      5,879,028
 18,193     Federal National Mortgage Assoc. 1993-190 S .....................   5.524+  10/25/08     13,104,306
  8,212     Federal National Mortgage Assoc. 1993-190 SB (PAC) ..............   5.441+  10/25/08      7,236,197
  5,814     Federal National Mortgage Assoc. 1993-238 SA ....................   7.50 +  07/25/08      4,453,117
 20,000     Federal National Mortgage Assoc. G1992-44 SC ....................  13.137+  08/25/20     19,518,600
                                                                                                   -------------
            TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $280,279,252) ........................  250,302,744
                                                                                                   -------------
            PRIVATE ISSUES (57.5%)  .........................................
  9,022     Bear Stearns Mortgage Securities, Inc. 1993-10 A7 (PAC) .........   7.20    07/25/24      8,583,472
 19,844     Citicorp Mortgage Securities, Inc. 1992-20 A5 ++.................   7.50    12/25/07     19,639,210
 19,574     CMC Securities Corp. III 1994-C A9 (PAC) ........................   6.75    03/25/24     17,576,577
 11,232     CountryWide Funding Corp. 1994-4 A12 ............................   6.95    04/25/24      9,970,530
 21,117     CountryWide Mortgage Backed Securities, Inc. 1993-B A6 (PAC) ++..   6.75    11/25/23     18,354,476
 29,091     General Electric Capital Mortgage Services, Inc. 1994-6 A9 ......   6.50    09/25/22     24,954,361
 10,000     NorWest Asset Securities Corp. 1996-1 A5 ........................   7.50    08/25/26      9,820,936
 16,638     Prudential Home Mortgage Securities 1992-50 A3 ..................   8.00    12/25/23     16,639,132
 13,170     Prudential Home Mortgage Securities 1993-2 A7 ...................   7.00    02/25/08     12,223,165
 18,023     Prudential Home Mortgage Securities 1993-34 A1 ..................   7.00    08/25/23     17,858,758
 20,000     Prudential Home Mortgage Securities 1993-60 A3 (PAC) ............   6.75    12/25/23     17,736,252
 41,182     Resolution Funding Mortgage Securities I 1992-S38 A6 ............   7.50    02/25/18     41,464,920
 16,836     Resolution Funding Mortgage Securities I 1993-S40 A8 (TAC) ......   6.75    11/25/23     15,387,430
  4,731     Ryland Mortgage Securities Corp. 1992-18 C ......................   7.75    09/25/19      4,732,226
                                                                                                   -------------
            TOTAL PRIVATE ISSUES (Identified Cost $246,222,233) ..................................  234,941,445
                                                                                                   -------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Identified Cost $526,501,485) .......................................................  485,244,189
                                                                                                   -------------
            U.S GOVERNMENT AGENCY MORTGAGE
             PASS-THROUGH SECURITY (2.0%)
  7,966     Government National Mortgage Assoc. II ARM
             (Identified Cost $8,070,619) ...................................   7.125   06/20/25      8,124,577
                                                                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2002
PORTFOLIO OF INVESTMENTS March 31,1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                     COUPON   MATURITY
 THOUSANDS                                                                      RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (18.3%)
            Electric Revenue (1.4%)
$   8,400   Lower Colorado River Authority, Texas, Jr Lien 4th Ser (FGIC) ...  0.00 %   01/01/04   $  5,959,632
                                                                                                   -------------
            Industrial Development Revenue (4.6%)
            Metropolitan Pier & Exposition Authority, Illinois  .............
    6,610    McCormick Place (AMBAC) ........................................  0.00     06/15/02      5,111,580
    7,400    McCormick Place (AMBAC) ........................................  0.00     12/15/02      5,582,930
   10,465   Pennsylvania Convention Center Authority, Ser A (FGIC) (ETM) ....  0.00     09/01/02      8,038,376
                                                                                                   -------------
                                                                                                     18,732,886
                                                                                                   -------------
            Other Revenue (7.9%)
   17,500   North Slope Boro, Alaska, Ser 1992 A (MBIA) .....................  0.00     06/30/03     12,774,475
   33,140   Johnson County, Kansas, (AMBAC)(ETM) ............................  0.00     06/01/12     11,658,983
   10,400   Texas, 1992 Refg Ser C (FGIC) ...................................  0.00     04/01/03      7,710,352
                                                                                                   -------------
                                                                                                     32,143,810
                                                                                                   -------------
            Tax Allocation (2.3%)
   12,370   Harris County, Texas, (MBIA) ....................................  0.00     10/01/02      9,453,030
                                                                                                   -------------
            Transportation Revenue (2.1%)  ..................................
   12,000   Contra Costa Transportation Authority, California, Sales Tax
             (FGIC) (ETM) ...................................................  0.00     03/01/04      8,510,520
                                                                                                   -------------
            TOTAL MUNICIPAL BONDS (Identified Cost $70,633,344) .............                        74,799,878
                                                                                                   -------------
            SHORT-TERM INVESTMENT (1.0%)
            REPURCHASE AGREEMENT
    3,865   The Bank of New York (dated 03/31/97; proceeds $3,865,498;
             collateralized by $3,968,894 Federal Home Loan Banks 6.04% due
             08/13/98 valued at $3,942,219)(Identified Cost $3,864,921) .....  5.375    04/01/97      3,864,921
                                                                                                   -------------

            TOTAL INVESTMENTS (Identified Cost $609,070,369)(a) .......................    140.1%    572,033,565
            LIABILITIES IN EXCESS OF OTHER ASSETS .....................................    (40.1)   (163,719,005)
                                                                                         -------   --------------
            NET ASSETS ................................................................    100.0%  $ 408,314,560
                                                                                         =======   ==============

------------
ARM       Adjustable Rate Mortgage.
ETM       Escrowed to Maturity.
PAC       Planned Amortization Class.
TAC       Targeted Amortization Class.
+ Inverse floater: interest rate moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index), typically at a multiple of the changes of the relevant index rate.
++ Some or all of these securities are pledged in connection with reverse repurchase agreements.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $6,007,952 and the aggregate gross unrealized depreciation is $43,044,756, resulting in net unrealized depreciation of $37,036,804.
Bond Insurance:
--------------
AMBAC     AMBAC Indemnity Corporation.
FGIC      Financial Guaranty Insurance Company.
MBIA      Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2002
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997 (unaudited)

 ASSETS:
Investments in securities, at value
 (identified cost $609,070,369) ......................................   $572,033,565
Interest receivable...................................................      3,256,369
Deferred organizational expenses......................................          8,805
Prepaid expenses and other assets ....................................         51,838
                                                                         ------------
  TOTAL ASSETS .......................................................    575,350,577
                                                                         ------------
LIABILITIES:
Reverse repurchase agreements ........................................    166,295,000
Payable for:
  Interest ...........................................................        340,942
  Management fee .....................................................        137,857
  Shares of beneficial interest repurchased ..........................         99,508
  Investment advisory fee ............................................         91,905
Accrued expenses and other payables ..................................         70,805
Contingencies (Note 8) ...............................................         -
                                                                         ------------
  TOTAL LIABILITIES ..................................................    167,036,017
                                                                         ------------
NET ASSETS:
Paid-in-capital ......................................................    424,151,626
Net unrealized depreciation ..........................................    (37,036,804)
Accumulated undistributed net investment income ......................     21,199,749
Accumulated net realized loss ........................................            (11)
                                                                         ------------
  NET ASSETS .........................................................   $408,314,560
                                                                         ============
NET ASSET VALUE PER SHARE
  44,420,440 shares outstanding (unlimited shares authorized of $.01
  par value) .........................................................   $       9.19
                                                                         ============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2002
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended March 31, 1997 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ......................   $22,493,219
                                         -----------
EXPENSES
Management fee .......................       832,956
Investment advisory fee ..............       555,304
Transfer agent fees and expenses  ....        91,256
Professional fees ....................        41,768
Insurance expenses ...................        28,044
Shareholder reports and notices  .....        23,674
Registration fees ....................        21,110
Trustees' fees and expenses ..........        16,527
Service fees .........................        16,367
Custodian fees .......................        14,864
Organizational expenses ..............         7,092
Other ................................           801
                                         -----------
  TOTAL OPERATING EXPENSES ...........     1,649,763
Interest Expense......................     4,497,425
                                         -----------
  TOTAL EXPENSES .....................     6,147,188
                                         -----------
  NET INVESTMENT INCOME ..............    16,346,031
NET CHANGE IN UNREALIZED DEPRECIATION        183,408
                                         -----------
NET INCREASE .........................   $16,529,439
                                         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2002
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED        ENDED
                                                        MARCH 31, 1997 SEPTEMBER 30, 1996
-----------------------------------------------------------------------------------------
                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................   $ 16,346,031       $ 34,380,524
Net realized gain .....................................         -                 778,924
Net change in unrealized depreciation .................        183,408         (8,123,925)
                                                          ------------       ------------
  NET INCREASE ........................................     16,529,439         27,035,523
                                                          ------------       ------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .................................    (16,066,834)       (27,791,846)
Net realized gain .....................................       (958,966)          (253,689)
                                                          ------------       ------------
  TOTAL ...............................................    (17,025,800)       (28,045,535)
                                                          ------------       ------------
Net decrease from transactions in shares of beneficial
 interest .............................................    (14,283,590)       (22,900,449)
                                                          ------------       ------------
  NET DECREASE ........................................    (14,779,951)       (23,910,461)
NET ASSETS:
Beginning of period ...................................    423,094,511        447,004,972
                                                          ------------       ------------
  END OF PERIOD
   (Including undistributed net investment income of
   $21,199,749 and $20,920,552, respectively)  ........   $408,314,560       $423,094,511
                                                          ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2002
FINANCIAL STATEMENTS, continued

STATEMENT OF CASH FLOWS
For the six months ended March 31, 1997 (unaudited)

INCREASE (DECREASE) IN CASH:
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income ................................................   $ 16,346,031
Adjustments to reconcile net investment income to net cash provided by operating activities:
Decrease in receivables and other assets related to operations .......        142,744
Increase in payables related to operations ...........................         61,971
Net amortization of discount/premium .................................     (2,169,494)
                                                                         ------------
  NET CASH PROVIDED BY OPERATING ACTIVITIES ..........................     14,381,252
                                                                         ------------
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES:
Purchase of investments ..............................................       (925,572)
Principal prepayments/sales of investments ...........................      8,480,134
Net sales of short-term investments ..................................      2,147,301
                                                                         ------------
  NET CASH PROVIDED BY INVESTING ACTIVITIES ..........................      9,701,863
                                                                         ------------
CASH FLOWS USED FOR FINANCING ACTIVITIES:
Net proceeds from shares of beneficial interest repurchased  .........    (14,393,279)
Net proceeds from issuance of reverse repurchase agreements  .........      7,331,000
Dividends to shareholders from net investment income .................    (16,066,834)
Distributions to shareholders from capital gains .....................       (958,966)
                                                                         ------------
  NET CASH USED FOR FINANCING ACTIVITIES .............................    (24,088,079)
                                                                         ------------
NET DECREASE IN CASH .................................................         (4,964)
CASH AT BEGINNING OF THE PERIOD ......................................          4,964
                                                                         ------------
CASH BALANCE AT END OF PERIOD ........................................         -
                                                                         ============
Cash paid during the period for interest .............................   $  4,394,599
                                                                         ============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2002
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Term Trust 2002 (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income and return $10 per share to shareholders on the termination date. The Trust seeks to achieve its objective by investing in high quality fixed-income securities. The Trust was organized as a Massachusetts business trust on August 28, 1992 and commenced operations on November 30, 1992. The Trust will distribute substantially all of its net assets on or about December 31, 2002 and will then terminate.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (4) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

TCW/DW TERM TRUST 2002
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses of the Trust in the amount of approximately $70,200 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Trust pays the Manager a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.39% to the Trust's weekly net assets.

Under the terms of the Management Agreement, the Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

TCW/DW TERM TRUST 2002
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement the Trust pays the Adviser an advisory fee, accrued weekly and payable monthly, by applying the annual rate of 0.26% to the Trust's weekly net assets.

Under the terms of the Investment Advisory Agreement, the Trust has retained the Adviser to invest the Trust's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously manage the assets of the Trust in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Adviser.

4. SECURITY TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 1997 were as follows:

                                                                   SALES/
                                                     PURCHASES   PREPAYMENTS
                                                     ----------  -----------
                                                     $
U.S. Government Agencies                                 -       $1,996,665
Private Issue Collateralized Mortgage Obligations     925,572     6,483,469

Dean Witter Trust Company, an affiliate of the Manager, is the Trust's transfer agent. At March 31, 1997, the Trust had transfer agent fees and expenses payable of approximately $15,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                        CAPITAL
                                                                                                        PAID IN
                                                                                          PAR VALUE    EXCESS OF
                                                                              SHARES      OF SHARES    PAR VALUE
                                                                            ----------    ---------   -----------
Balance, September 30, 1995                                                 48,971,940    $489,719    $460,845,946
Treasury shares purchased and retired (weighted average discount 12.58%)*   (2,861,300)    (28,613)    (22,871,836)
                                                                            ----------    --------    ------------
Balance, September 30, 1996                                                 46,110,640     461,106     437,974,110
Treasury shares purchased and retired (weighted average discount 10.41%)*   (1,690,200)    (16,902)    (14,266,688)
                                                                            ----------    --------    ------------
Balance, March 31, 1997                                                     44,420,440    $444,204    $423,707,422
                                                                            ==========    ========    ============

------------
*      The Trustees have voted to retire the shares purchased.

TCW/DW TERM TRUST 2002
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

6. REVERSE REPURCHASE AND DOLLAR ROLL AGREEMENTS

Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Trust is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities.

Reverse repurchase agreements are collateralized by Trust securities with a market value in excess of the Trust's obligation under the contract. At March 31, 1997, securities valued at $172,027,086 were pledged as collateral.

At March 31, 1997, the reverse repurchase agreements outstanding were $166,295,000 with a weighted interest rate of 5.67% maturing within 51 days. The maximum and average daily amounts outstanding during the period were $167,290,000 and $161,182,853, respectively. The weighted average interest rate during the period was 5.49%.

7. DIVIDENDS

The Trust declared the following dividends from net investment income:

  DECLARATION    AMOUNT PER       RECORD          PAYABLE
     DATE          SHARE           DATE             DATE
  -----------    ----------     -----------      -----------
March 25, 1997     $0.055      April 4, 1997    April 18, 1997
April 29, 1997     $0.055        May 9, 1997     May  23, 1997


8. LITIGATION

Four purported class action lawsuits have been filed in the Superior Court for the State of California, County of Orange, against some of the Trust's Trustees and officers, one of its underwriters, the lead representative of its underwriters, the Adviser, the Manager and other defendants--but not against the Trust--by certain shareholders of the Trust and other trusts for which the defendants act in similar capacities. These plaintiffs generally allege violations of state statutory and common law in connection with the marketing of the Trust to customers of one of the underwriters. Damages, including punitive damages, are sought in an unspecified amount. On or about
October 20, 1995, the plaintiffs filed an amended complaint consolidating these four actions. The defendants thereafter filed answers and affirmative defenses to the consolidated amended complaint. The defendants' answers deny all of the material allegations of the plaintiffs' complaint. In 1996, the plaintiffs voluntarily dismissed, without prejudice, their claims against two defendants who were independent Trustees of the Trust. In March

TCW/DW TERM TRUST 2002
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

1997, all of the remaining defendants in the litigation filed motions for judgment on the pleadings, seeking dismissal of all of the claims asserted against them. The defendants' motions were fully briefed by all parties and were the subject of a hearing before the Court on April 18, 1997. As of May 6, 1997, the motions were still under submission with the Court and no ruling had yet been entered in connection with those motions. Certain of the defendants in these suits have asserted their right to indemnification from the Trust. The ultimate outcome of these matters is not presently determinable, and no provision has been made in the Trust's financial statements for the effect, if any, of such matters.

TCW/DW TERM TRUST 2002
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                                                        FOR THE PERIOD
                                                      FOR THE SIX    FOR THE YEAR ENDED SEPTEMBER 30,  NOVEMBER 30, 1992*
                                                      MONTHS ENDED   --------------------------------      THROUGH
                                                     MARCH 31, 1997  1996      1995++++    1994        SEPTEMBER 30, 1993
-------------------------------------------------------------------------------------------------------------------------
                                                      (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .............  $      9.18     $ 9.13     $ 7.86    $ 10.18         $   9.40
                                                    -----------     ------     ------    -------         --------
Net investment income.............................         0.37       0.74       0.68       0.99             0.73
Net realized and unrealized gain (loss)...........        (0.03)     (0.17)      1.25      (2.45)            0.65
                                                    -----------     ------     ------    -------         --------
Total from investment operations..................         0.34       0.57       1.93      (1.46)            1.38
                                                    -----------     ------     ------    -------         --------
Less dividends and distributions from:
 Net investment income............................        (0.35)     (0.58)     (0.68)     (0.84)           (0.59)
 Net realized gain................................        (0.02)     (0.01)       -        (0.02)             -
                                                    -----------     ------     ------    -------         --------
Total dividends and distributions.................        (0.37)     (0.59)     (0.68)     (0.86)           (0.59)
                                                    -----------     ------     ------    -------         --------
Anti-dilutive effect of acquiring treasury
 shares...........................................         0.04       0.07       0.02       -                 -
                                                    -----------     ------     ------    -------         --------
Less offering costs charged against capital ......       -             -          -         -               (0.01)
                                                    -----------     ------     ------    -------         --------
Net asset value, end of period....................  $      9.19     $ 9.18     $ 9.13    $  7.86         $  10.18
                                                    ===========     ======     ======    =======         ========
Market value, end of period.......................  $      8.50     $8.125     $ 7.75    $  8.25         $  10.25
                                                    ===========     ======     ======    =======         ========
TOTAL INVESTMENT RETURN+..........................         9.33%(1)  12.77%      2.52%    (12.19)%           8.60%(1)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses................................         0.78%(2)   0.79%      0.80%      0.78%            0.77%(2)
Interest expense..................................         2.11%(2)   1.93%      2.28%      1.44%            0.68%(2)
Total expenses....................................         2.89%(2)   2.72%      3.08%      2.22%            1.45%(2)
Net investment income.............................         7.67%(2)   7.85%      8.15%     10.85%            9.05%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........    $408,315      $423,095   $447,005  $392,914        $509,220
Portfolio turnover rate...........................        -    %(1)++     7%       - %++      24%              29%(1)

------------
*      Commencement of operations.
+ Total investment return is based upon the current market value on the first day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's reinvestment plan. Total investment return does not reflect brokerage commissions.
++     Less than 0.5%.
++++   Restated for comparative purposes.
(1)    Not annualized.
(2)    Annualized.


                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc L. Stern

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Philip A. Barach
Vice President

Jeffrey E. Gundlach
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center--Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

TERM  TRUST
2002

SEMIANNUAL REPORT
MARCH 31, 1997